Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the federal statutory income tax rate to the Company's effective income tax rate
Federal statutory income tax rate	35.00%	35.00%	35.00%
Foreign rate differential	(2.60%)	(2.50%)	(2.80%)
Capco contingent consideration	0.00%	5.90%	0.00%
Other	(3.60%)	(3.90%)	(2.60%)
Effective income tax rate	31.80%	37.50%	32.60%
State Income Taxes [Member]
Reconciliation of the federal statutory income tax rate to the Company's effective income tax rate
State income taxes	4.60%	4.60%	4.60%
Federal Benefit of State Taxes [Member]
Reconciliation of the federal statutory income tax rate to the Company's effective income tax rate
State income taxes	(1.60%)	(1.60%)	(1.60%)